As filed with the Securities and Exchange Commission on September 3, 2024

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact name of registrant as specified in charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of principal executive offices) (Zip code)

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-233-4339

Date of fiscal year end:   December 31*

Date of reporting period:  June 30, 2024

* This Form N-CSR pertains to Transamerica Stock Index. The remaining series of the registrant have fiscal year ends of October 31.

Item 1.	Reports to Stockholders.

(a)  Shareholder Reports

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Stock Index

Class R

June 30, 2024

Fund Overview

Transamerica Stock Index seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$33	0.62%

Key Fund Statistics

Total Net Assets	$341,743,207
Number of Portfolio Holdings	1
Portfolio Turnover Rate	4%

What did the Fund invest in?

Top Asset Allocations (Percentage of Net Assets)

S&P 500 Index Master Portfolio	100.0%
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Additional Information

If you wish to view additional information about the Fund; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TAF's most recent report on Form N-CSR available at transamerica.com/investments/mutual-fund-prospectus.

Phone: 888-233-4339

Class R

Transamerica Stock Index

Semi-Annual Shareholder Report

June 30, 2024

Transamerica Stock Index

Class R4

June 30, 2024

Fund Overview

Transamerica Stock Index seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index. This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at transamerica.com/investments/mutual-fund-prospectus. You can also request this information by contacting us at 888-233-4339.

What were the Fund costs for the period?

Fund Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$16	0.30%

Key Fund Statistics

Total Net Assets	$341,743,207
Number of Portfolio Holdings	1
Portfolio Turnover Rate	4%

What did the Fund invest in?

Top Asset Allocations (Percentage of Net Assets)

S&P 500 Index Master Portfolio	100.0%
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Additional Information

If you wish to view additional information about the Fund; including but not limited to full holdings, financial statements, proxy voting policies and other important documents, please see TAF's most recent report on Form N-CSR available at transamerica.com/investments/mutual-fund-prospectus.

Phone: 888-233-4339

Class R4

Transamerica Stock Index

S&P 500 Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2024

This semi-annual shareholder report contains important information about S&P 500 Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Master Portfolio included within the iShares S&P 500 Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Master Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of a
Master Portfolio name	investment	$10,000 investment

S&P 500 Index Master Portfolio	$1	0.01%

Key Master Portfolio statistics

Net Assets	$42,412,693,020

Number of Portfolio Holdings	507

Portfolio Turnover Rate	4%

What did the Master Portfolio invest in?

(as of June 30, 2024)

Sector allocation

Percent of

Sector(a)	Net Assets

Information Technology	32.0%

Financials	12.3

Health Care	11.6

Consumer Discretionary	9.9

Communication Services	9.2

Industrials	8.0

Consumer Staples	5.7

Energy	3.6

Utilities	2.2

Materials	2.1

Other*	2.8

Short-Term Securities	0.8

Liabilities in Excess of Other Assets	(0.2)

Ten largest holdings

Percent of

Security	Net Assets(b)

Microsoft Corp.	7.2%

NVIDIA Corp.	6.5

Apple, Inc.	6.5

Amazon.com, Inc.	3.8

Meta Platforms, Inc., Class A	2.4

Alphabet, Inc., Class A	2.3

Alphabet, Inc., Class C	1.9

Berkshire Hathaway, Inc., Class B	1.6

Eli Lilly & Co.	1.6

Broadcom, Inc.	1.5

(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.

(b)	Excludes short-term securities.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Additional information

If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.	S&P 500 Index Master Portfolio Semi-Annual Shareholder Report — June 30, 2024 06/24-SAR

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	The Schedule of Investments is included within the Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Transamerica Capital, Inc.

TRANSAMERICA FUNDS

SEMI-ANNUAL FINANCIAL STATEMENTS

June 30, 2024

Transamerica Stock Index

Customer Service: 888-233-4339 1801 California St., Suite 5200 Denver, CO 80202 Distributor: Transamerica Capital, Inc. transamerica.com

Transamerica Stock Index

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2024

(unaudited)

Assets:

Investment in Master Portfolio, at value	$341,886,195

Receivables and other assets:

Shares of beneficial interest sold	214,262

Due from investment manager	12,262

Prepaid expenses	1,202

Total assets	342,113,921

Liabilities:

Payables and other liabilities:

Due to Master Portfolio	211,958

Shares of beneficial interest redeemed	2,304

Investment management fees	17,040

Distribution and service fees	104,305

Transfer agent fees	1,734

Trustee and CCO fees	611

Audit and tax fees	3,382

Custody and accounting fees	13,397

Legal fees	4,325

Printing and shareholder reports fees	11,237

Other accrued expenses	421

Total liabilities	370,714

Net assets	$341,743,207

Net assets consist of:

Paid-in capital	$(424,596,256)

Total distributable earnings (accumulated losses)	766,339,463

Net assets	$341,743,207

Net assets by class:

Class R	$155,690,885

Class R4	186,052,322

Shares outstanding:

Class R	8,558,792

Class R4	10,232,830

Net asset value per share:

Class R	$18.19

Class R4	18.18

STATEMENT OF OPERATIONS

For the period ended June 30, 2024

(unaudited)

Net investment income (loss) allocated from Master Portfolio:

Dividend income	$2,362,149

Interest income	34,812

Net income from securities lending	2,208

Withholding taxes on foreign income	(11,942)

Expenses	(18,399)

Fees waived	1,831

Total investment income (loss)	2,370,659

Expenses:

Investment management fees	103,051

Distribution and service fees:

Class R	437,489

Class R4	210,634

Transfer agent fees:

Class R	993

Class R4	6,319

Trustee and CCO fees	6,416

Audit and tax fees	10,753

Custody and accounting fees	13,649

Legal fees	10,498

Printing and shareholder reports fees	12,016

Registration fees	23,604

Other	10,087

Total expenses before waiver and/or reimbursement and recapture	845,509

Expenses waived and/or reimbursed:

Class R4	(65,756)

Net expenses	779,753

Net investment income (loss)	1,590,906

Net realized and change in unrealized gain (loss) on investments allocated from Master Portfolio:

Net realized gain (loss)	339,949

Net change in unrealized appreciation (depreciation)	46,263,151

Net realized and change in unrealized gain (loss)	46,603,100

Net increase (decrease) in net assets resulting from operations	$48,194,006

The Notes to Financial Statements are an integral part of this report. Transamerica Funds	Semi-Annual Financial Statements 2024

Transamerica Stock Index

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2024 (unaudited)	December 31, 2023

From operations allocated from Master Portfolio:

Net investment income (loss)	$1,590,906	$3,624,444

Net realized gain (loss)	339,949	9,196,895

Net change in unrealized appreciation (depreciation)	46,263,151	58,243,173

Net increase (decrease) in net assets resulting from operations	48,194,006	71,064,512

Dividends and/or distributions to shareholders:

Class R	(664,464)	(6,669,370)

Class R4	(1,037,619)	(6,919,219)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(1,702,083)	(13,588,589)

Capital share transactions:

Proceeds from shares sold:

Class R	4,263,524	6,777,023

Class R4	12,760,364	12,714,928

	17,023,888	19,491,951

Dividends and/or distributions reinvested:

Class R	664,464	6,669,370

Class R4	1,037,619	6,919,219

	1,702,083	13,588,589

Cost of shares redeemed:

Class R	(43,968,231)	(18,640,305)

Class R4	(8,247,607)	(28,913,770)

	(52,215,838)	(47,554,075)

Net increase (decrease) in net assets resulting from capital share transactions	(33,489,867)	(14,473,535)

Net increase (decrease) in net assets	13,002,056	43,002,388

Net assets:

Beginning of period/year	328,741,151	285,738,763

End of period/year	$341,743,207	$328,741,151

Capital share transactions - shares:

Shares issued:

Class R	251,023	460,369

Class R4	742,391	859,073

	993,414	1,319,442
Shares reinvested:

Class R	37,188	429,246

Class R4	57,977	447,039

	95,165	876,285

Shares redeemed:

Class R	(2,494,758)	(1,277,187)

Class R4	(490,664)	(1,902,461)

	(2,985,422)	(3,179,648)

Net increase (decrease) in shares outstanding:

Class R	(2,206,547)	(387,572)

Class R4	309,704	(596,349)

	(1,896,843)	(983,921)

The Notes to Financial Statements are an integral part of this report. Transamerica Funds	Semi-Annual Financial Statements 2024

Transamerica Stock Index

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years

indicated:

	Class R

	June 30, 2024 (unaudited)		December 31, 2023		December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$15.89		$13.19		$17.23		$14.30	$12.71	$10.26

Investment operations: (A)

Net investment income (loss) (B)	0.07		0.15		0.14		0.13	0.15	0.16

Net realized and unrealized gain (loss)	2.30		3.18		(3.33)		3.82	2.06	2.96

Total investment operations	2.37		3.33		(3.19)		3.95	2.21	3.12

Dividends and/or distributions to shareholders:

Net investment income	(0.07)		(0.13)		(0.14)		(0.17)	(0.12)	(0.20)

Net realized gains	—		(0.50)		(0.71)		(0.85)	(0.50)	(0.47)

Total dividends and/or distributions to shareholders	(0.07)		(0.63)		(0.85)		(1.02)	(0.62)	(0.67)

Net asset value, end of period/year	$18.19		$15.89		$13.19		$17.23	$14.30	$12.71

Total return	14.93	%(C)	25.44%		(18.57)%		27.84%	17.80%	30.62%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$155,691		$171,088		$147,069		$208,632	$191,562	$204,050

Expenses to average net assets (A)

Excluding waiver and/or reimbursement and recapture	0.62	%(D)	0.63%		0.63%		0.61%	0.62%	0.62%

Including waiver and/or reimbursement and recapture	0.62	%(D)(E)	0.63	%(E)	0.63	%(E)	0.61%	0.62%	0.62%

Net investment income (loss) to average net assets (A)	0.77	%(D)	1.01%		0.97%		0.79%	1.22%	1.36%

Portfolio turnover rate of Master Portfolio	4	%(C)	10%		13%		6%	5%	3%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years

indicated:

	Class R4

	June 30, 2024 (unaudited)		December 31, 2023	December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019

Net asset value, beginning of period/year	$15.89		$13.18	$17.22	$14.30	$12.71	$10.26

Investment operations: (A)

Net investment income (loss) (B)	0.09		0.20	0.19	0.18	0.20	0.20

Net realized and unrealized gain (loss)	2.30		3.19	(3.33)	3.81	2.06	2.96

Total investment operations	2.39		3.39	(3.14)	3.99	2.26	3.16

Dividends and/or distributions to shareholders:

Net investment income	(0.10)		(0.18)	(0.19)	(0.22)	(0.17)	(0.24)

Net realized gains	—		(0.50)	(0.71)	(0.85)	(0.50)	(0.47)

Total dividends and/or distributions to shareholders	(0.10)		(0.68)	(0.90)	(1.07)	(0.67)	(0.71)

Net asset value, end of period/year	$18.18		$15.89	$13.18	$17.22	$14.30	$12.71

Total return	15.07	%(C)	25.95%	(18.35)%	28.23%	18.12%	31.14%

Ratio and supplemental data:

Net assets end of period/year (000’s)	$186,052		$157,653	$138,670	$162,195	$171,891	$323,914

Expenses to average net assets(A)

Excluding waiver and/or reimbursement and recapture	0.38	%(D)	0.38%	0.38%	0.37%	0.38%	0.37%

Including waiver and/or reimbursement and recapture	0.30	%(D)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income (loss) to average net assets (A)	1.09	%(D)	1.34%	1.30%	1.11%	1.57%	1.68%

Portfolio turnover rate of Master Portfolio	4	%(C)	10%	13%	6%	5%	3%

(A)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the Master Portfolio.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report. Transamerica Funds	Semi-Annual Financial Statements 2024

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS

At June 30, 2024

(unaudited)

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. Transamerica Stock Index (the “Fund”) is a series of the Trust and invests all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”).

The financial statements of the Master Portfolio are included within this report and should be read in conjunction with the Fund’s financial statements.

This report must be accompanied or preceded by the Fund’s current prospectus, which contains additional information about the Fund, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Fund pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Fund. TAM supervises the Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Fund.

TAM is responsible for all aspects of the day-to-day management of the Fund. TAM may in the future retain one or more sub-advisers to assist in the management of the Fund.

TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. These services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Fund by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Fund from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain aspects of Fund investments; assisting with Fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; acting as liaison with the Fund’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Fund. The Fund pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2024, (i) the expenses paid to State Street for sub-administration services by the Fund are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Fund are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Fund’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Investment valuation: The value of the Fund’s investment in the Master Portfolio, reflected within the Statement of Assets and Liabilities, displays the Fund’s proportional interest in the net assets of the Master Portfolio.

The valuation policy for the underlying securities held by the Master Portfolio is discussed in the Master Portfolio’s Notes to Financial Statements, which accompany this report.

Security transactions and investment income: The Fund is allocated its proportional share of income and expenses on a daily basis from its investment in the Master Portfolio. All of the net investment income, as well as the realized and unrealized gains and losses from the security transactions of the Master Portfolio are allocated pro rata among the investors and recorded by the Fund on a daily basis.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Transamerica Funds	Semi-Annual Financial Statements 2024

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3. BORROWINGS AND OTHER FINANCING TRANSACTIONS

Interfund lending: The Fund, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Fund to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2024, the Fund has not utilized the program.

4. RISK FACTORS

Investing in the Fund involves certain key risks related to the Fund’s trading activity. Please reference the Fund’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Fund.

Market risk: The market prices of the Fund’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to factors such as economic events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, the global and domestic effects of widespread or local health, weather or climate events, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Fund’s securities and assets fall, the value of your investment in the Fund could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may go down.

Passive strategy/index risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a fund managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Fund.

Index fund risk: While the Fund seeks to track the performance of the S&P 500® Index (i.e., achieve a high degree of correlation with the index), the Fund’s return may not match the return of the index. The Fund incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Fund may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Fund’s return and that of the index.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Fund’s investment manager, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon Ltd. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon Ltd., a Bermuda exempted company with liability limited by shares (formerly, Aegon NV, a Netherlands corporation) and a publicly traded international insurance group.

Transamerica Funds	Semi-Annual Financial Statements 2024

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Fund’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Fund’s distributor/principal underwriter. TAM, TFS and TCI are affiliates of Aegon Ltd.

Certain officers and trustees of the Fund may also be officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Fund. The Fund does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

As of June 30, 2024, the percentage of the Fund’s interest in the Master Portfolio, including any open receivable or payable, is 0.81%.

As of June 30, 2024, the investment manager and/or other affiliated investment accounts held balances in the Fund as follows:

Account Balance	Percentage of Net Assets

$ 326,638,157	95.58%

Investment management fees: TAM serves as the Fund’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement in connection with these services. The Fund has a contractual management fee payable to TAM at an annual rate of 0.07% of daily average net assets.

Additionally, the Fund incurs its allocated share of the advisory fees based on the interest owned in the corresponding Master Portfolio. The advisory fees are accrued daily and payable monthly at an annual rate of 0.01% of the Master Portfolio’s daily net assets. The investment advisory fees allocated from the Master Portfolio are included within the Statement of Operations within net investment income (loss) allocated from the Master Portfolio, in Expenses.

The Fund pays a management fee to TAM at an effective rate of 0.06% of the Fund’s average daily net assets (which is net of a voluntary waiver by TAM equal to the Master Portfolio advisory fee allocated to the Fund of 0.01%).

The management fees are reflected in Investment management fees within the Statement of Operations.

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business, exceed the following stated annual operating expense limits to the Fund’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Class	Operating Expense Limit	Operating Expense Limit Effective Through

Class R	0.65%	May 1, 2025
Class R4	0.30	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Fund, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2024 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Fund, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Transamerica Funds	Semi-Annual Financial Statements 2024

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

5. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

For the 36-month period ended June 30, 2024, the balances available for recapture by TAM for the Fund are as follows:

	Amounts Available

	2021 (A)	2022	2023	2024	Total

Class R4	$ 56,825	$ 120,475	$ 127,509	$ 65,756	$ 370,565
(A) For the six-month period of July 1, 2021 through December 31, 2021.

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Fund’s distributor.

The Distribution Plan requires the Fund to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Fund, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Fund’s shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Fund is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate

Class R	0.50%
Class R4	0.25

Transfer agent fees: Pursuant to a transfer agency agreement, as amended, the Fund pays TFS a fee for providing services based on assets, accounts and transactions relating to the Fund. The Transfer agent fees included within the Statement of Assets and Liabilities and Statement of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services. Please reference the Fund’s Prospectus and Statement of Additional Information for a more complete discussion on transfer agent fees.

For the period ended June 30, 2024, transfer agent fees paid and the amounts due to TFS are as follows:

Fees Paid to TFS	Fees Due to TFS

$ 6,319	$ 1,131

6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Fund’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Funds	Semi-Annual Financial Statements 2024

Transamerica Stock Index

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2024

(unaudited)

6. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2024, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)

$ 0	$ 341,886,195	$ —	$ 341,886,195

Please see Transamerica Stock Index’s most recent report on Form N-CSR, available at: www.transamerica.com/investments/mutual-fund-prospectus, for additional information. For the most recently filed complete proxy voting records for the Trust please visit: https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf

Transamerica Funds	Semi-Annual Financial Statements 2024

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 12-13, 2024, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of Transamerica Stock Index (the “Fund”). The Fund invests in securities through the S&P 500 Index Master Portfolio, an underlying master fund sponsored by BlackRock Fund Advisors (the “Master Fund”), which has the same investment goals and strategies as the Fund.

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Fund and the shareholders invested in the Fund. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2025.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Fund, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. The Board also considered reductions to the Fund’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Fund’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management process; TAM’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team.

The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Fund and its investment strategy; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Fund investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Fund; design, development, implementation and ongoing review and evaluation of a process for the voting shares of the Master Fund when voting matters arise; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; and oversight of preparation of the Fund’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Fund. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Fund, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Fund’s benchmark, in each case for various trailing periods ended December 31, 2023. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Fund’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Fund, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Fund, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Fund’s performance are summarized below. For purposes of its review, the Board generally used the performance of Class R4 Shares. In describing the Fund’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Fund’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

Transamerica Funds	Semi-Annual Financial Statements 2024

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

When considering the Fund’s performance, which is closely correlated with that of the Master Fund, the Trustees recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Class R4 Shares of the Fund was in line with the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Class R4 Shares of the Fund was below the benchmark that TAM utilizes to measure performance of the Fund for the past 1-, 3-, 5- and 10-year periods. The Trustees noted that the Fund had acquired the assets and assumed the liabilities of two Transamerica Partners funds on April 21, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Fund had assumed the performance history of the performance survivor, Transamerica Partners Institutional Stock Index, effective as of that date in place of its own historical performance record.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Fund, including information provided by Broadridge comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Fund’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares. In describing the Fund’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Fund’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board noted that the Fund’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares of the Fund were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Fund, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Fund and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Fund had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Fund.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from any economies of scale. The Board recognized that, as the Fund’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Fund. The Board considered the Fund’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Fund through its undertakings to limit or reimburse Fund expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Fund’s management fee schedule does not contain breakpoints and determined that, based on all of the information

Transamerica Funds	Semi-Annual Financial Statements 2024

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

(unaudited)

provided, breakpoints were not warranted at this time. The Trustees concluded that the Fund’s existing fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and/or its Affiliates from their Relationships with the Fund

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Fund. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Fund.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high-quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Fund.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Fund and its shareholders and voted to approve the renewal of the Management Agreement.

Transamerica Funds	Semi-Annual Financial Statements 2024

Appendix A

S&P 500 Index Master Portfolio

Schedule of Investments (unaudited)	S&P 500 Index Master Portfolio
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Axon Enterprise, Inc.(a)	63,918	$18,807,232
Boeing Co.(a)	522,491	95,098,587
General Dynamics Corp.	206,834	60,010,817
General Electric Co.	991,488	157,616,847
Howmet Aerospace, Inc.	353,998	27,480,865
Huntington Ingalls Industries, Inc.	36,396	8,965,427
L3Harris Technologies, Inc.	172,674	38,779,127
Lockheed Martin Corp.	198,883	92,898,249
Northrop Grumman Corp.	127,833	55,728,796
RTX Corp.	1,208,758	121,347,216
Textron, Inc.	176,036	15,114,451
TransDigm Group, Inc.	50,658	64,721,167

		756,568,781

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	108,573	9,567,453
Expeditors International of Washington, Inc.	131,443	16,402,772
FedEx Corp.	208,476	62,509,444
United Parcel Service, Inc., Class B	658,897	90,170,054

		178,649,723

Automobile Components — 0.1%
Aptiv PLC(a)	256,525	18,064,490
BorgWarner, Inc.	208,912	6,735,323

		24,799,813

Automobiles — 1.4%
Ford Motor Co.	3,561,341	44,659,216
General Motors Co.	1,051,705	48,862,214
Tesla, Inc.(a)	2,524,209	499,490,477

		593,011,907

Banks — 3.2%
Bank of America Corp.	6,213,726	247,119,883
Citigroup, Inc.	1,733,751	110,023,839
Citizens Financial Group, Inc.	419,751	15,123,629
Fifth Third Bancorp	616,462	22,494,698
Huntington Bancshares, Inc.	1,317,386	17,363,148
JPMorgan Chase & Co.	2,622,646	530,456,380
KeyCorp.	858,011	12,192,336
M&T Bank Corp.	150,559	22,788,610
PNC Financial Services Group, Inc.	362,610	56,378,603
Regions Financial Corp.	833,982	16,712,999
Truist Financial Corp.	1,215,059	47,205,042
U.S. Bancorp	1,418,460	56,312,862
Wells Fargo & Co.	3,183,993	189,097,344

		1,343,269,373

Beverages — 1.3%
Brown-Forman Corp., Class B	162,610	7,023,126
Coca-Cola Co.	3,544,823	225,627,984
Constellation Brands, Inc., Class A	146,342	37,650,870
Keurig Dr. Pepper, Inc.	948,817	31,690,488
Molson Coors Beverage Co., Class B	170,893	8,686,491
Monster Beverage Corp.(a)	673,872	33,659,906
PepsiCo, Inc.	1,252,125	206,512,976

		550,851,841

Biotechnology — 1.9%
AbbVie, Inc.	1,608,430	275,877,913
Amgen, Inc.	487,393	152,285,943
Biogen, Inc.(a)	132,004	30,601,167

Security	Shares	Value

Biotechnology (continued)
Gilead Sciences, Inc.	1,135,124	$77,880,858
Incyte Corp.(a)(b)	169,460	10,272,665
Moderna, Inc.(a)(b)	299,709	35,590,444
Regeneron Pharmaceuticals, Inc.(a)	96,492	101,415,987
Vertex Pharmaceuticals, Inc.(a)	234,768	110,040,457

		793,965,434

Broadline Retail — 3.9%
Amazon.com, Inc.(a)	8,363,695	1,616,284,059
eBay, Inc.	469,616	25,227,772
Etsy, Inc.(a)(b)	109,329	6,448,224

		1,647,960,055

Building Products — 0.5%
A O Smith Corp.	112,403	9,192,317
Allegion PLC	80,999	9,570,032
Builders FirstSource, Inc.(a)	111,625	15,450,016
Carrier Global Corp.	758,066	47,818,803
Johnson Controls International PLC	620,854	41,268,166
Masco Corp.	199,903	13,327,533
Trane Technologies PLC	205,719	67,667,151

		204,294,018

Capital Markets — 2.8%
Ameriprise Financial, Inc.	90,779	38,779,881
Bank of New York Mellon Corp.	689,421	41,289,424
BlackRock, Inc.(c)	127,392	100,298,269
Blackstone, Inc., Class A	655,345	81,131,711
Cboe Global Markets, Inc.	95,826	16,296,170
Charles Schwab Corp.	1,355,783	99,907,649
CME Group, Inc., Class A	327,956	64,476,150
FactSet Research Systems, Inc.	34,723	14,176,359
Franklin Resources, Inc.	273,430	6,111,160
Goldman Sachs Group, Inc.	297,093	134,381,106
Intercontinental Exchange, Inc.	521,661	71,410,174
Invesco Ltd.	420,219	6,286,476
KKR & Co., Inc., Class A	607,837	63,968,766
MarketAxess Holdings, Inc.	33,948	6,807,592
Moody’s Corp.	143,375	60,350,839
Morgan Stanley	1,138,321	110,633,418
MSCI, Inc., Class A	72,053	34,711,533
Nasdaq, Inc.	343,695	20,711,061
Northern Trust Corp.	188,749	15,851,141
Raymond James Financial, Inc.	170,449	21,069,201
S&P Global, Inc.	292,746	130,564,716
State Street Corp.	278,537	20,611,738
T Rowe Price Group, Inc.	202,785	23,383,138

		1,183,207,672

Chemicals — 1.4%
Air Products and Chemicals, Inc.	202,519	52,260,028
Albemarle Corp.	108,244	10,339,467
Celanese Corp., Class A	91,309	12,316,671
CF Industries Holdings, Inc.	176,080	13,051,049
Corteva, Inc.	639,334	34,485,676
Dow, Inc.	639,799	33,941,337
DuPont de Nemours, Inc.	391,836	31,538,880
Eastman Chemical Co.	104,899	10,276,955
Ecolab, Inc.	231,192	55,023,696
FMC Corp.	114,755	6,604,150
International Flavors & Fragrances, Inc.	231,443	22,035,688
Linde PLC	441,742	193,840,807
LyondellBasell Industries NV, Class A	231,609	22,155,717

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Mosaic Co.	294,232	$8,503,305
PPG Industries, Inc.	214,817	27,043,312
Sherwin-Williams Co.	214,534	64,023,382

		597,440,120

Commercial Services & Supplies — 0.6%
Cintas Corp.	78,055	54,658,794
Copart, Inc.(a)(b)	796,232	43,123,925
Republic Services, Inc.	184,902	35,933,855
Rollins, Inc.	257,783	12,577,233
Veralto Corp.	199,329	19,029,940
Waste Management, Inc.	333,910	71,236,359

		236,560,106

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	229,567	80,458,642
Cisco Systems, Inc.	3,701,885	175,876,557
F5, Inc.(a)	52,708	9,077,899
Juniper Networks, Inc.	296,179	10,798,686
Motorola Solutions, Inc.	151,199	58,370,374

		334,582,158

Construction & Engineering — 0.1%
Quanta Services, Inc.	132,477	33,661,081

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	56,324	30,516,343
Vulcan Materials Co.	121,161	30,130,318

		60,646,661

Consumer Finance — 0.5%
American Express Co.	520,970	120,630,604
Capital One Financial Corp.	347,077	48,052,811
Discover Financial Services	226,040	29,568,292
Synchrony Financial	371,660	17,538,635

		215,790,342

Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	404,243	343,602,508
Dollar General Corp.	199,965	26,441,372
Dollar Tree, Inc.(a)(b)	188,775	20,155,507
Kroger Co.	602,972	30,106,392
Sysco Corp.	454,139	32,420,983
Target Corp.	420,581	62,262,811
Walgreens Boots Alliance, Inc.	653,353	7,902,304
Walmart, Inc.	3,899,735	264,051,057

		786,942,934

Containers & Packaging — 0.2%
Amcor PLC	1,307,745	12,789,746
Avery Dennison Corp.	73,429	16,055,251
Ball Corp.	286,467	17,193,749
International Paper Co.	318,187	13,729,769
Packaging Corp. of America	79,912	14,588,735
Westrock Co.	236,208	11,871,814

		86,229,064

Distributors — 0.1%
Genuine Parts Co.	127,460	17,630,267
LKQ Corp.	245,623	10,215,461
Pool Corp.	34,707	10,666,502

		38,512,230

Security	Shares	Value

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	6,513,752	$124,477,801
Verizon Communications, Inc.	3,830,152	157,955,468

		282,433,269

Electric Utilities — 1.5%
Alliant Energy Corp.	231,444	11,780,500
American Electric Power Co., Inc.	475,366	41,708,613
Constellation Energy Corp.	290,962	58,270,960
Duke Energy Corp.	702,392	70,400,750
Edison International	351,204	25,219,959
Entergy Corp.	194,135	20,772,445
Evergy, Inc.	211,723	11,214,967
Eversource Energy	317,272	17,992,495
Exelon Corp.	907,112	31,395,146
FirstEnergy Corp.	469,159	17,954,715
NextEra Energy, Inc.	1,869,135	132,353,450
NRG Energy, Inc.	203,628	15,854,476
PG&E Corp.	1,943,656	33,936,234
Pinnacle West Capital Corp.	100,706	7,691,924
PPL Corp.	669,795	18,519,832
Southern Co.	993,570	77,071,225
Xcel Energy, Inc.	503,213	26,876,606

		619,014,297

Electrical Equipment — 0.7%
AMETEK, Inc.	210,261	35,052,611
Eaton Corp. PLC	363,768	114,059,457
Emerson Electric Co.	520,827	57,374,302
GE Vernova, Inc.(a)	247,872	42,512,527
Generac Holdings, Inc.(a)(b)	56,265	7,439,358
Hubbell, Inc.	48,383	17,683,019
Rockwell Automation, Inc.	103,661	28,535,800

		302,657,074

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	1,092,954	73,632,311
CDW Corp.	122,355	27,387,943
Corning, Inc.	695,269	27,011,201
Jabil, Inc.(b)	116,443	12,667,834
Keysight Technologies, Inc.(a)	158,740	21,707,695
TE Connectivity Ltd.	281,902	42,406,518
Teledyne Technologies, Inc.(a)(b)	42,653	16,548,511
Trimble, Inc.(a)	226,920	12,689,366
Zebra Technologies Corp., Class A(a)	47,023	14,526,815

		248,578,194

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	910,431	32,019,858
Halliburton Co.	809,809	27,355,348
Schlumberger NV	1,300,377	61,351,787

		120,726,993

Entertainment — 1.2%
Electronic Arts, Inc.	221,964	30,926,244
Live Nation Entertainment, Inc.(a)	129,916	12,178,326
Netflix, Inc.(a)	394,221	266,051,868
Take-Two Interactive Software, Inc.(a)	145,261	22,586,633
Walt Disney Co.	1,671,075	165,921,037
Warner Bros Discovery, Inc., Class A(a)	2,011,470	14,965,337

		512,629,445

Financial Services — 3.8%
Berkshire Hathaway, Inc., Class B(a)	1,657,538	674,286,458
Corpay, Inc.(a)(b)	65,387	17,419,751
Fidelity National Information Services, Inc.	508,015	38,284,010

2	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Fiserv, Inc.(a)(b)	546,778	$81,491,793
Global Payments, Inc.	237,218	22,938,981
Jack Henry & Associates, Inc.	66,164	10,984,547
Mastercard, Inc., Class A	751,614	331,582,032
PayPal Holdings, Inc.(a)	971,087	56,352,179
Visa, Inc., Class A	1,440,851	378,180,162

		1,611,519,913

Food Products — 0.7%
Archer-Daniels-Midland Co.	483,767	29,243,715
Bunge Global SA	133,135	14,214,824
Campbell Soup Co.	174,853	7,901,607
Conagra Brands, Inc.	438,412	12,459,669
General Mills, Inc.	525,950	33,271,597
Hershey Co.	136,999	25,184,526
Hormel Foods Corp.	266,300	8,119,487
J M Smucker Co.	97,393	10,619,733
Kellanova	236,248	13,626,785
Kraft Heinz Co.	719,998	23,198,336
Lamb Weston Holdings, Inc.	132,939	11,177,511
McCormick & Co., Inc.	228,921	16,239,656
Mondelez International, Inc., Class A	1,225,337	80,186,053
Tyson Foods, Inc., Class A	260,859	14,905,483

		300,348,982

Gas Utilities — 0.0%
Atmos Energy Corp.	137,876	16,083,235

Ground Transportation — 1.0%
CSX Corp.	1,800,284	60,219,500
JB Hunt Transport Services, Inc.	74,510	11,921,600
Norfolk Southern Corp.	205,782	44,179,338
Old Dominion Freight Line, Inc.	163,024	28,790,038
Uber Technologies, Inc.(a)	1,908,324	138,696,988
Union Pacific Corp.	555,516	125,691,050

		409,498,514

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	1,581,575	164,341,458
Align Technology, Inc.(a)	64,585	15,592,757
Baxter International, Inc.	458,852	15,348,599
Becton Dickinson & Co.	263,194	61,511,070
Boston Scientific Corp.(a)	1,334,621	102,779,163
Cooper Cos., Inc.	180,036	15,717,143
Dexcom, Inc.(a)(b)	351,210	39,820,190
Edwards Lifesciences Corp.(a)(b)	552,530	51,037,196
GE HealthCare Technologies, Inc.(a)(b)	387,700	30,209,584
Hologic, Inc.(a)(b)	222,807	16,543,420
IDEXX Laboratories, Inc.(a)(b)	75,662	36,862,526
Insulet Corp.(a)	64,213	12,958,183
Intuitive Surgical, Inc.(a)(b)	323,947	144,107,823
Medtronic PLC	1,211,334	95,344,099
ResMed, Inc.	134,656	25,775,852
Solventum Corp.(a)(b)	125,879	6,656,482
STERIS PLC	89,349	19,615,679
Stryker Corp.	308,055	104,815,714
Teleflex, Inc.	42,866	9,016,006
Zimmer Biomet Holdings, Inc.	188,925	20,504,030

		988,556,974

Health Care Providers & Services — 2.4%
Cardinal Health, Inc.	222,236	21,850,244
Cencora, Inc.	150,723	33,957,892
Centene Corp.(a)	486,923	32,282,995

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Group	259,440	$85,763,081
CVS Health Corp.	1,156,866	68,324,506
DaVita, Inc.(a)(b)	49,171	6,813,626
Elevance Health, Inc.	214,051	115,985,675
HCA Healthcare, Inc.	180,444	57,973,048
Henry Schein, Inc.(a)(b)	115,839	7,425,280
Humana, Inc.	111,011	41,479,260
Labcorp Holdings, Inc.	77,051	15,680,649
McKesson Corp.	119,850	69,997,194
Molina Healthcare, Inc.(a)	52,858	15,714,683
Quest Diagnostics, Inc.	99,749	13,653,643
UnitedHealth Group, Inc.	842,620	429,112,661
Universal Health Services, Inc., Class B	55,227	10,213,129

		1,026,227,566

Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	144,267	16,874,911
Healthpeak Properties, Inc.	637,471	12,494,432
Ventas, Inc.	365,990	18,760,647
Welltower, Inc.	546,067	56,927,485

		105,057,475

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	632,439	11,371,253

Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(a)	396,798	60,166,481
Caesars Entertainment, Inc.(a)(b)	195,763	7,779,622
Carnival Corp.(a)	919,370	17,210,606
Chipotle Mexican Grill, Inc.(a)	1,249,050	78,252,983
Darden Restaurants, Inc.	107,426	16,255,702
Domino’s Pizza, Inc.	32,072	16,559,736
Expedia Group, Inc.(a)	120,794	15,218,836
Hilton Worldwide Holdings, Inc.	231,525	50,518,755
Las Vegas Sands Corp.	337,660	14,941,455
Marriott International, Inc., Class A	224,748	54,337,324
McDonald’s Corp.	660,797	168,397,507
MGM Resorts International(a)	249,482	11,086,980
Norwegian Cruise Line Holdings Ltd.(a)	390,053	7,329,096
Royal Caribbean Cruises Ltd.(a)	215,152	34,301,683
Starbucks Corp.	1,029,147	80,119,094
Wynn Resorts Ltd.	86,072	7,703,444
Yum! Brands, Inc.	255,995	33,909,098

		674,088,402

Household Durables — 0.3%
D.R. Horton, Inc.	272,475	38,399,902
Garmin Ltd.	139,444	22,718,217
Lennar Corp., Class A	224,375	33,627,081
Mohawk Industries, Inc.(a)(b)	47,669	5,414,722
NVR, Inc.(a)(b)	2,925	22,196,538
PulteGroup, Inc.	194,833	21,451,113

		143,807,573

Household Products — 1.2%
Church & Dwight Co., Inc.	222,396	23,058,018
Clorox Co.	112,479	15,350,009
Colgate-Palmolive Co.	750,104	72,790,092
Kimberly-Clark Corp.	307,470	42,492,354
Procter & Gamble Co.	2,155,472	355,480,442

		509,170,915

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	618,995	$10,875,742
Vistra Corp.	305,969	26,307,215

		37,182,957

Industrial Conglomerates — 0.4%
3M Co.	503,518	51,454,504
Honeywell International, Inc.	600,587	128,249,348

		179,703,852

Industrial REITs — 0.2%
Prologis, Inc.	841,751	94,537,055

Insurance — 2.0%
Aflac, Inc.	481,272	42,982,402
Allstate Corp.	239,141	38,181,252
American International Group, Inc.	606,117	44,998,126
Aon PLC, Class A	198,576	58,297,942
Arch Capital Group Ltd.(a)	337,061	34,006,084
Arthur J Gallagher & Co.	197,508	51,215,799
Assurant, Inc.	45,723	7,601,449
Brown & Brown, Inc.	214,181	19,149,923
Chubb Ltd.	369,207	94,177,322
Cincinnati Financial Corp.	142,935	16,880,624
Everest Group Ltd.	39,511	15,054,481
Globe Life, Inc.	77,281	6,358,681
Hartford Financial Services Group, Inc.	271,344	27,280,926
Loews Corp.	164,345	12,283,145
Marsh & McLennan Cos., Inc.	448,219	94,448,708
MetLife, Inc.	562,708	39,496,475
Principal Financial Group, Inc.	197,638	15,504,701
Progressive Corp.	533,217	110,754,503
Prudential Financial, Inc.	328,876	38,540,978
Travelers Cos., Inc.	207,893	42,272,963
W.R. Berkley Corp.	185,511	14,577,454
Willis Towers Watson PLC	93,413	24,487,284

		848,551,222

Interactive Media & Services — 6.6%
Alphabet, Inc., Class A	5,368,607	977,891,765
Alphabet, Inc., Class C	4,463,024	818,607,862
Match Group, Inc.(a)(b)	247,150	7,508,417
Meta Platforms, Inc., Class A	2,004,276	1,010,596,045

		2,814,604,089

IT Services — 1.3%
Accenture PLC, Class A	571,199	173,307,489
Akamai Technologies, Inc.(a)(b)	138,645	12,489,142
Booking Holdings, Inc.	30,986	122,751,039
Cognizant Technology Solutions Corp., Class A	453,987	30,871,116
EPAM Systems, Inc.(a)	52,795	9,931,267
Gartner, Inc.(a)	71,013	31,889,098
GoDaddy, Inc., Class A(a)	128,719	17,983,332
International Business Machines Corp.	833,591	144,169,563
VeriSign, Inc.(a)	79,744	14,178,483

		557,570,529

Leisure Products — 0.0%
Hasbro, Inc.	115,908	6,780,618

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	266,964	34,606,543
Bio-Rad Laboratories, Inc., Class A(a)(b)	18,560	5,068,922
Bio-Techne Corp.	143,745	10,299,329
Charles River Laboratories International, Inc.(a)	46,572	9,620,844
Danaher Corp.	599,124	149,691,131

Security	Shares	Value

Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.(a)(b)	166,452	$35,194,611
Mettler-Toledo International, Inc.(a)	19,453	27,187,318
Revvity, Inc.	113,906	11,944,183
Thermo Fisher Scientific, Inc.	351,990	194,650,470
Waters Corp.(a)(b)	53,696	15,578,284
West Pharmaceutical Services, Inc.	67,761	22,319,796

		516,161,431

Machinery — 1.6%
Caterpillar, Inc.	446,644	148,777,116
Cummins, Inc.	129,182	35,774,371
Deere & Co.	241,246	90,136,743
Dover Corp.	126,667	22,857,060
Fortive Corp.	318,222	23,580,250
IDEX Corp.	68,890	13,860,668
Illinois Tool Works, Inc.	247,712	58,697,836
Ingersoll Rand, Inc.	368,776	33,499,612
Nordson Corp.	49,512	11,483,813
Otis Worldwide Corp.	370,057	35,621,687
PACCAR, Inc.	476,530	49,053,998
Parker-Hannifin Corp.	116,984	59,171,677
Pentair PLC	150,590	11,545,735
Snap-on, Inc.	48,369	12,643,173
Stanley Black & Decker, Inc.	137,687	10,999,814
Westinghouse Air Brake Technologies Corp.	161,969	25,599,201
Xylem, Inc./New York	220,161	29,860,437

		673,163,191

Media — 0.5%
Charter Communications, Inc., Class A(a)	90,255	26,982,635
Comcast Corp., Class A	3,616,906	141,638,039
Fox Corp., Class A	225,462	7,749,129
Fox Corp., Class B	113,463	3,633,085
Interpublic Group of Cos., Inc.	342,111	9,952,009
News Corp., Class A	352,103	9,707,479
News Corp., Class B	99,061	2,812,342
Omnicom Group, Inc.	179,967	16,143,040
Paramount Global, Class B	428,569	4,452,832

		223,070,590

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,306,374	63,489,776
Newmont Corp.	1,042,191	43,636,537
Nucor Corp.	223,963	35,404,071
Steel Dynamics, Inc.	138,383	17,920,599

		160,450,983

Multi-Utilities — 0.6%
Ameren Corp.	241,803	17,194,611
CenterPoint Energy, Inc.	574,664	17,803,091
CMS Energy Corp.	268,243	15,968,506
Consolidated Edison, Inc.	315,250	28,189,655
Dominion Energy, Inc.	762,334	37,354,366
DTE Energy Co.	189,695	21,058,042
NiSource, Inc.	375,478	10,817,521
Public Service Enterprise Group, Inc.	449,986	33,163,968
Sempra	573,327	43,607,252
WEC Energy Group, Inc.	285,359	22,389,267

		247,546,279

Office REITs — 0.0%
Boston Properties, Inc.	129,325	7,961,247

Oil, Gas & Consumable Fuels — 3.3%
APA Corp.	273,082	8,039,534

4	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	1,565,330	$244,848,919
ConocoPhillips	1,073,268	122,760,394
Coterra Energy, Inc.	688,272	18,356,214
Devon Energy Corp.	585,780	27,765,972
Diamondback Energy, Inc.	161,242	32,279,036
EOG Resources, Inc.	531,258	66,869,444
EQT Corp.	367,959	13,607,124
Exxon Mobil Corp.	4,112,136	473,389,096
Hess Corp.	248,994	36,731,595
Kinder Morgan, Inc.	1,745,529	34,683,661
Marathon Oil Corp.	538,304	15,433,176
Marathon Petroleum Corp.	321,777	55,821,874
Occidental Petroleum Corp.	596,455	37,594,559
ONEOK, Inc.	530,712	43,279,564
Phillips 66	396,271	55,941,577
Targa Resources Corp.	203,134	26,159,596
Valero Energy Corp.	310,157	48,620,211
Williams Cos., Inc.	1,108,248	47,100,540

		1,409,282,086

Passenger Airlines — 0.1%
American Airlines Group, Inc.(a)(b)	607,371	6,881,514
Delta Air Lines, Inc.	582,275	27,623,126
Southwest Airlines Co.	541,657	15,496,807
United Airlines Holdings, Inc.(a)(b)	300,611	14,627,731

		64,629,178

Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	212,203	22,578,399
Kenvue, Inc..	1,746,034	31,742,898

		54,321,297

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	1,853,694	76,983,912
Catalent, Inc.(a)	166,228	9,347,000
Eli Lilly & Co.	729,111	660,122,517
Johnson & Johnson	2,193,066	320,538,527
Merck & Co., Inc.	2,308,531	285,796,138
Pfizer, Inc.	5,143,963	143,928,085
Viatris, Inc.	1,088,195	11,567,513
Zoetis, Inc., Class A	418,259	72,509,380

		1,580,793,072

Professional Services — 0.6%
Automatic Data Processing, Inc.	374,236	89,326,391
Broadridge Financial Solutions, Inc.	107,292	21,136,524
Dayforce, Inc.(a)(b)	141,926	7,039,529
Equifax, Inc.	112,328	27,235,047
Jacobs Solutions, Inc.	114,541	16,002,523
Leidos Holdings, Inc.	125,411	18,294,957
Paychex, Inc.	291,745	34,589,287
Paycom Software, Inc.	44,828	6,412,197
Verisk Analytics, Inc.	132,274	35,654,457

		255,690,912

Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A(b)	274,671	24,475,933
CoStar Group, Inc.	372,321	27,603,879

		52,079,812
Residential REITs — 0.3%
AvalonBay Communities, Inc.	128,498	26,584,951
Camden Property Trust	98,667	10,765,556
Equity Residential	312,352	21,658,488

Essex Property Trust, Inc.	58,653	15,965,347

Security	Shares	Value

Residential REITs (continued)
Invitation Homes, Inc.	522,843	$18,764,835
Mid-America Apartment Communities, Inc.	105,550	15,052,486
UDR, Inc.	279,735	11,511,095

		120,302,758

Retail REITs — 0.3%
Federal Realty Investment Trust	66,889	6,753,782
Kimco Realty Corp.	615,032	11,968,523
Realty Income Corp.	795,263	42,005,792
Regency Centers Corp.	146,221	9,094,946
Simon Property Group, Inc.	296,911	45,071,090

		114,894,133

Semiconductors & Semiconductor Equipment — 11.9%
Advanced Micro Devices, Inc.(a)	1,472,005	238,773,931
Analog Devices, Inc.	451,717	103,108,922
Applied Materials, Inc.	758,020	178,885,140
Broadcom, Inc.	397,841	638,745,661
Enphase Energy, Inc.(a)(b)	124,399	12,403,824
First Solar, Inc.(a)	97,425	21,965,440
Intel Corp.	3,887,847	120,406,622
KLA Corp.	123,200	101,579,632
Lam Research Corp.	119,437	127,182,489
Microchip Technology, Inc.	492,864	45,097,056
Micron Technology, Inc.	1,005,677	132,276,696
Monolithic Power Systems, Inc.	43,754	35,951,787
NVIDIA Corp.	22,465,253	2,775,357,356
NXP Semiconductors NV	232,411	62,539,476
ON Semiconductor Corp.(a)	390,191	26,747,593
Qorvo, Inc.(a)(b)	87,017	10,097,453
QUALCOMM, Inc.	1,021,051	203,372,938
Skyworks Solutions, Inc.	145,968	15,557,269
Teradyne, Inc.	140,558	20,843,346
Texas Instruments, Inc.	828,374	161,143,594

		5,032,036,225

Software — 10.8%
Adobe, Inc.(a)	411,778	228,759,150
ANSYS, Inc.(a)	79,482	25,553,463
Autodesk, Inc.(a)	194,880	48,223,056
Cadence Design Systems, Inc.(a)	247,852	76,276,453
Crowdstrike Holdings, Inc., Class A(a)	210,667	80,725,488
Fair Isaac Corp.(a)	22,692	33,780,673
Fortinet, Inc.(a)	580,649	34,995,715
Gen Digital, Inc.	517,980	12,939,140
Intuit, Inc.	255,026	167,605,637
Microsoft Corp.	6,787,801	3,033,807,657
Oracle Corp.	1,452,498	205,092,718
Palo Alto Networks, Inc.(a)	295,082	100,035,749
PTC, Inc.(a)(b)	109,677	19,925,021
Roper Technologies, Inc.	97,316	54,853,136
Salesforce, Inc.	881,862	226,726,720
ServiceNow, Inc.(a)	186,758	146,916,916
Synopsys, Inc.(a)	138,949	82,682,992
Tyler Technologies, Inc.(a)(b)	37,958	19,084,523

		4,597,984,207

Specialized REITs — 0.9%
American Tower Corp.	424,683	82,549,881
Crown Castle, Inc.	395,534	38,643,672
Digital Realty Trust, Inc.	294,189	44,731,437
Equinix, Inc.	85,529	64,711,241
Extra Space Storage, Inc.	193,116	30,012,158
Iron Mountain, Inc.	264,952	23,744,998

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
Public Storage	144,264	$41,497,540
SBA Communications Corp.	98,287	19,293,738
VICI Properties, Inc.	942,473	26,992,427
Weyerhaeuser Co.	661,169	18,770,588

		390,947,680

Specialty Retail — 1.8%
AutoZone, Inc.(a)	15,928	47,212,185
Bath & Body Works, Inc.	206,353	8,058,085
Best Buy Co., Inc.	172,602	14,548,623
CarMax, Inc.(a)(b)	145,430	10,665,836
Home Depot, Inc.	906,698	312,121,719
Lowe’s Cos., Inc.	523,936	115,506,930
O’Reilly Automotive, Inc.(a)(b)	53,816	56,832,925
Ross Stores, Inc.	305,227	44,355,588
TJX Cos., Inc.	1,038,262	114,312,646
Tractor Supply Co.	98,493	26,593,110
Ulta Beauty, Inc.(a)(b)	44,285	17,088,253

		767,295,900

Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	13,164,099	2,772,622,532
Hewlett Packard Enterprise Co.	1,184,319	25,072,033
HP, Inc.	795,353	27,853,262
NetApp, Inc.	187,362	24,132,226
Seagate Technology Holdings PLC	179,485	18,535,416
Super Micro Computer, Inc.(a)(b)	44,332	36,323,424
Western Digital Corp.(a)	297,873	22,569,837

		2,927,108,730

Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.(a)	23,384	22,634,543
Lululemon Athletica, Inc.(a)	104,615	31,248,501
NIKE, Inc., Class B	1,108,909	83,578,471
Ralph Lauren Corp., Class A	36,888	6,457,613
Tapestry, Inc.	209,561	8,967,115

		152,886,243

Tobacco — 0.5%
Altria Group, Inc.	1,606,539	73,177,851
Philip Morris International, Inc.	1,414,311	143,312,134

		216,489,985

Trading Companies & Distributors — 0.3%
Fastenal Co.	521,312	32,759,246

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals, Inc.	61,265	$39,621,913
WW Grainger, Inc.	39,920	36,017,421

		108,398,580

Water Utilities — 0.1%
American Water Works Co., Inc.	176,107	22,745,980

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	475,752	83,817,987

Total Common Stocks — 98.7% (Cost: $15,522,887,402)		41,867,702,195

Investment Companies

Capital Markets — 0.7%
iShares Core S&P 500 ETF(c)	506,022	276,910,419

Total Investment Companies — 0.7% (Cost: $210,024,147)		276,910,419

Total Long-Term Investments — 99.4% (Cost: $15,732,911,549)		42,144,612,614

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)(e)	214,791,106	214,855,544
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	150,948,333	150,948,333

Total Short-Term Securities — 0.8% (Cost: $365,753,557)		365,803,877

Total Investments — 100.2% (Cost: $16,098,665,106)		42,510,416,491
Liabilities in Excess of Other Assets — (0.2)%		(97,723,471)

Net Assets — 100.0%		$42,412,693,020

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.

6	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$213,530,225	$1,401,844	(a)	$—	$(16,391)	$(60,134)	$214,855,544	214,791,106	$253,135	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	84,851,864	66,096,469	(a)	—	—	—	150,948,333	150,948,333	3,748,757		—
BlackRock, Inc.	101,130,797	2,246,657		—	—	(3,079,185)	100,298,269	127,392	1,292,049		—
iShares Core S&P 500 ETF	229,277,684	1,366,527,758		(1,377,137,706)	27,110,694	31,131,989	276,910,419	506,022	2,395,400		—

					$27,094,303	$27,992,670	$743,012,565		$7,689,341		$—

(a)  Represents net amount purchased (sold).

(b)  All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts S&P 500 E-Mini Index	595	09/20/24	$164,265	$(183,662)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$—	$—	$183,662	$—	$—	$—	$183,662

(a)  Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$17,690,608	$—	$—	$—	$17,690,608

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(1,250,726)	$—	$—	$—	$(1,250,726)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts: Average notional value of contracts — long	$149,682,975

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued)	S&P 500 Index Master Portfolio
June 30, 2024

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$41,867,702,195	$—	$—	$41,867,702,195
Investment Companies	276,910,419	—	—	276,910,419
Short-Term Securities
Money Market Funds	365,803,877	—	—	365,803,877

	$42,510,416,491	$—	$—	$42,510,416,491

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(183,662)	$—	$—	$(183,662)

(a) Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

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Statement of Assets and Liabilities (unaudited)

June 30, 2024

S&P 500 Index Master Portfolio

ASSETS
Investments, at value — unaffiliated(a)(b)	$41,767,403,926
Investments, at value — affiliated(c)	743,012,565
Cash	85,194
Cash pledged for futures contracts	7,092,000
Receivables:
Securities lending income — affiliated	45,069
Contributions from investors	89,598,426
Dividends — unaffiliated	21,023,916
Dividends — affiliated	400,538
Prepaid expenses	23,199

Total assets	42,628,684,833

LIABILITIES
Collateral on securities loaned	214,755,876
Payables:
Investment advisory fees	334,848
Trustees’ fees	65,335
Professional fees	106,866
Variation margin on futures contracts	728,888

Total liabilities	215,991,813

Commitments and contingent liabilities

NET ASSETS	$42,412,693,020

NET ASSETS CONSIST OF
Investors’ capital	$16,001,125,297
Net unrealized appreciation (depreciation)	26,411,567,723

NET ASSETS	$42,412,693,020

(a) Investments, at cost — unaffiliated	$15,477,051,892
(b) Securities loaned, at value	$208,733,715
(c) Investments, at cost — affiliated	$621,613,214

See notes to financial statements.

M A S T E R P O R T F O L I O S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	9

Statement of Operations (unaudited)

Six Months Ended June 30, 2024

S&P 500 Index Master Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$266,598,634
Dividends — affiliated	7,436,206
Interest — unaffiliated	194,041
Securities lending income — affiliated — net	253,135
Foreign taxes withheld	(1,369,907)

Total investment income	273,112,109

EXPENSES
Investment advisory	1,961,775
Trustees	129,327
Professional	11,466

Total expenses	2,102,568
Less:
Fees waived and/or reimbursed by the Manager	(208,775)

Total expenses after fees waived and/or reimbursed	1,893,793

Net investment income	271,218,316

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,909,483)
Investments — affiliated	27,094,303
Futures contracts	17,690,608

37,875,428

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	5,257,066,485
Investments — affiliated	27,992,670
Futures contracts	(1,250,726)

5,283,808,429

Net realized and unrealized gain	5,321,683,857

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,592,902,173

See notes to financial statements.

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Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio

	Six Months Ended
	06/30/24	Year Ended
	(unaudited)	12/31/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$271,218,316	$537,336,198
Net realized gain	37,875,428	77,031,599
Net change in unrealized appreciation (depreciation)	5,283,808,429	7,075,494,284

Net increase in net assets resulting from operations	5,592,902,173	7,689,862,081

CAPITAL TRANSACTIONS
Proceeds from contributions	4,854,444,925	7,389,545,731
Value of withdrawals	(4,061,034,726)	(8,597,872,533)

Net increase (decrease) in net assets derived from capital transactions	793,410,199	(1,208,326,802)

NET ASSETS
Total increase in net assets	6,386,312,372	6,481,535,279
Beginning of period	36,026,380,648	29,544,845,369

End of period	$42,412,693,020	$36,026,380,648

See notes to financial statements.

M A S T E R P O R T F O L I O S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	11

Financial Highlights (unaudited)

	S&P 500 Index Master Portfolio

	Six Months Ended 06/30/24 (unaudited)		Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20	Year Ended 12/31/19

Total Return
Total return	15.26	%(a)	26.24%	(18.13)%	28.65%	18.42%	31.44%

Ratios to Average Net Assets(b)
Total expenses	0.01	%(c)	0.01%	0.01%	0.01%	0.01%	0.03%

Total expenses after fees waived and/or reimbursed	0.01	%(c)	0.01%	0.01%	0.01%	0.01%	0.02%

Net investment income	1.38	%(c)	1.63%	1.60%	1.39%	1.82%	1.95%

Supplemental Data
Net assets, end of period (000)	$42,412,693		$36,026,381	$29,544,845	$34,489,286	$26,992,973	$23,207,958

Portfolio turnover rate	4%		10%	13%	6%	5%	3%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.

See notes to financial statements.

12	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as diversified.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

14	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (unaudited) (continued)

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)
Barclays Bank PLC	$3,138,930	$(3,138,930)	$—		$—
Barclays Capital, Inc.	3,603,838	(3,603,838)	—		—
BNP Paribas SA	3,278,602	(3,278,602)	—		—
BofA Securities, Inc.	9,656,683	(9,656,683)	—		—
Citadel Clearing LLC	3,098,768	(3,077,928)	—		20,840
Citigroup Global Markets, Inc.	23,281,978	(23,281,978)	—		—
Goldman Sachs & Co. LLC	32,509,330	(32,509,330)	—		—
J.P. Morgan Securities LLC	14,333,425	(14,333,425)	—		—
Jefferies LLC	303,176	(300,590)	—		2,586
Morgan Stanley	19,430,427	(19,430,427)	—		—
National Financial Services LLC	1,897,780	(1,897,780)	—		—
RBC Capital Markets LLC	17,453,632	(17,453,632)	—		—
Scotia Capital (USA), Inc.	59,259	(59,259)	—		—
SG Americas Securities LLC	339,578	(339,578)	—		—
State Street Bank & Trust Co.	1,436,184	(1,436,184)	—		—
Toronto-Dominion Bank	17,546,380	(17,546,380)	—		—
UBS AG	56,832,925	(56,832,925)	—		—
Virtu Americas LLC	532,820	(532,820)	—		—

	$208,733,715	$(208,710,289)	$—		$23,426

(a)  Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

(b)  The market value of the loaned securities is determined as of June 30, 2024. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.

Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses through June 30, 2025. If the Master Portfolio does not pay administration fees, BAL agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to BFA. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amount waived was $140,793.

Expense Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the amounts waived were $49,123.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2024, the Manager waived $18,859 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2024, the Master Portfolio paid BTC $93,650 for securities lending agent services.

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Notes to Financial Statements (unaudited) (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Master Portfolio did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2024, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)

S&P 500 Index Master Portfolio	$372,165,753	$53,160,231	$ (16,871,802)

7.	PURCHASES AND SALES

For the six months ended June 30, 2024, purchases and sales of investments, excluding short-term securities, were $2,578,285,728 and $1,500,690,025, respectively.

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

S&P 500 Index Master Portfolio	$15,985,955,191	$27,418,969,533	$(894,691,895)	$26,524,277,638

9.	BANK BORROWINGS

MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2024, the Master Portfolio did not borrow under the credit agreement.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Manager uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

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Notes to Financial Statements (unaudited) (continued)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

M A S T E R P O R T F O L I O N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Portfolio”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of S&P 500 Index Master Portfolio (the “Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor.

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the continuation of the Agreement for the Fund on an annual basis. The Board members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considers information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Fund (the “representative feeder fund”) for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Prior to and in preparation for the April Meeting, the Board requested and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the representative feeder fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the representative feeder fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared with the representative feeder fund’s to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the representative feeder fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of portfolio holdings of the Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

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Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the performance of the Fund and the representative feeder fund and the Fund’s investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.

B. The Investment Performance of the Fund

The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the representative feeder fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to its Performance Peers and the performance of the representative feeder fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund and the representative feeder fund, as applicable, throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board noted that for the one-year period reported, the representative feeder fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the representative feeder fund, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund

The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the representative feeder fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the representative feeder fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability

D I S C L O S U R E O F I N V E S T M E N T A D V I S O R Y A G R E E M E N T	21

Disclosure of Investment Advisory Agreement (continued)

analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that the Master Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the representative feeder fund’s total expense ratio each ranked in the first quartile relative to the representative feeder fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Master Portfolio for certain other fees and expenses.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

22	2 0 2 4 B L A C K R O C K S E M I - A N N U A L F I N A N C I A L S T A T E M E N T S

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	23

Appendix B

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Fund is required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TF%20NPX%202021.pdf and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Transamerica Funds except Transamerica Government Money Market, and the Master Portfolio will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Funds’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. To the extent provided by mail, Transamerica Funds will only send one piece per mailing address, a method that saves your Funds money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Semi-Annual Financial Statements 2024

Appendix C

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

Contact Us

If you have any questions about our Privacy Policy, please call 1-800-851-9777 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Semi-Annual Financial Statements 2024

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc., Member of FINRA

Transamerica Capital, Inc.

1801 California St., Suite 5200

Denver, CO 80202

3668478 6/24

© 2024 Transamerica Corporation. All Rights Reserved.

(b)	The registrant’s Financial Highlights are filed under Item 7(a) of this Form.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There are no proxy disclosures for Transamerica Stock Index.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The registrant’s Statement Regarding Basis for Approval of Investment Management Contract is included within the Financial Statements filed under Item 7(a) of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable to the registrant.

Item 19.	Exhibits.

(a)(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable for semi-annual reports.

(a)(2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable to the registrant.

(a)(3)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

(a)(4)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)

The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	September 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)

Date:	September 3, 2024

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date:	September 3, 2024

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer